Significant Accounting Policies and Practices - Schedule of Revenue Recognition (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenue Recognition [Abstract]
Total revenue recognition	$ 1,295,542	$ 807,009	$ 1,498,874	$ 1,916,453
Products and services transferred over time [Member]
Schedule of Revenue Recognition [Abstract]
Total revenue recognition	459,580	807,009	1,451,151	1,882,590
Products transferred at a point in time [Member]
Schedule of Revenue Recognition [Abstract]
Total revenue recognition	$ 835,962		$ 47,723	$ 33,863